Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2014	2015
Advance to EMS providers (1)	$23,914	$14,700
Receivable for equipment sales	—	10,441
Receivable for disposal a subsidiary	—	3,112
Value added taxes recoverable	1,713	1,514
Social insurance borne by employee	967	888
Deposits	941	282
Rebate receivable	—	213
Other prepaid and current assets	178	159
Staff advances	192	88
Prepaid royalty fee	161	—
Prepaid testing and tooling fee	85	—

	$28,151	$31,397

(1)	EMS providers manufacture the mobile phone based on the Company’s design.